INVESTMENTS IN JOINT VENTURES (Narrative) (Details) (USD $)	12 Months Ended						24 Months Ended			12 Months Ended
	Dec. 31, 2012 JointVenture Property Investment	Dec. 31, 2011 Investment Property	Dec. 31, 2010	Dec. 31, 2012 Variable Interest Entity, Not Primary Beneficiary [Member] VariableInterestEntity	Dec. 31, 2012 Western United States [Member] Multifamily Properties [Member] Property	Dec. 31, 2011 Western United States [Member] Multifamily Properties [Member] Property	Dec. 31, 2012 Western United States [Member] Multifamily Properties [Member] Property	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 KW Residential, LLC [Member] ApartmentBuildling Unit	Dec. 31, 2011 KW Residential, LLC [Member]	Dec. 31, 2012 Bay Area Smart Growth Fund II, LLC [Member]	Dec. 31, 2011 Bay Area Smart Growth Fund II, LLC [Member]	Dec. 31, 2012 Joint Ventures, Own Retail Properties [Member] JointVenture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage								5.00%	50.00%	41.00%			5.00%
Number of investments greater than 50% owned without significant influence	4													3
Investments in joint ventures	$ 543,193,000	$ 343,367,000								$ 102,658,000	$ 112,080,000
Number of real estate properties	20	15			5	8	5			50
Number of units in portfolio										2,400
Operating distributions from joint ventures	40,427,000	13,006,000	5,931,000							11,400,000	9,300,000
Foreign currency exchange gain (loss)	2,992,000	(2,605,000)								(9,600,000)	6,200,000
Contributions to joint ventures	178,722,000	105,386,000	83,891,000
Payments to acquired equity method investments, new investments	149,547,000	63,633,000			22,873,000	19,935,000
Payments to equity method investment, debt repayment and fund working capital	29,200,000	41,800,000
Proceeds from equity method investments, operating and investing	79,100,000	36,300,000
Proceeds from the sale of joint venture properties					34,100,000
Gain on sale of equity investment							13,100,000
Proceeds from equity method investment, distributions and return of investments on refinance of debt at the properties	45,000,000
Equity method investments, non-managing member ownership percentage												49.50%
Equity Method Investments	518,874,000	328,071,000										12,900,000	1,000,000	7,800,000
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Variable interest entity, number of investments				5
Variable interest entities assets				326,900,000
Variable interest entities maximum loss exponsure				109,900,000
Unfulfilled capital commitments	8,300,000	9,100,000
Number with unfulfilled capital commitments	4
Capital commitment	55,500,000	26,700,000
Cost method investment, number of investments	3	4
Cost method investments	$ 5,670,000	$ 4,502,000